CONVERTIBLE NOTES PAYABLE (Convertible Notes Payable [Member])	12 Months Ended
Dec. 31, 2013
Convertible Notes Payable [Member]
Debt Disclosure [Text Block]
8.	Convertible Notes Payable

The following table summarizes the Company’s outstanding convertible notes payable obligations:

				Principal Balance Outstanding
Issue Date	Maturity Date	Stated Interest Rate	Conversion Terms	December 31, 2013	December 31, 2012
11/14/2012	06/03/2013	10.0%	Fixed at $0.10	$0	$600,000
10/4/2011	9/6/2014	20.0%	$0.05 subject to adjustments	0	140,000
			Notes payable, current	$0	$740,000

Subsequent to December 31, 2013, the Company issues approximately 93,860,000 shares of common stock to settle the convertible notes payable and accrued interest.